Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2016		¥ 34,162,862	¥ 377	¥ (5,181,880)	¥ 59,258,417	¥ 132,938	¥ 1,543,393	¥ (21,860,345)	¥ 269,962
Balance (in shares) at Dec. 31, 2016 | shares			2,938,708,899	(102,264,502)
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares		737,501			737,501
Accretion of convertible redeemable non-controlling interests		(281,021)			(281,021)
Exercise of share-based awards		145,027		¥ 259,583	(114,556)
Exercise of share-based awards (in shares) | shares				4,116,816
Share-based compensation and vesting of share-based awards		2,925,474		¥ 464,689	2,460,785
Share-based compensation and vesting of share-based awards (in shares) | shares				12,102,216
Net income/(loss)		(11,718)						128,764	(140,482)
Foreign currency translation adjustments		(822,052)					(822,052)
Net change in unrealized gains/(losses) on available-for-sale debt securities		1,120,740					1,120,740
Statutory reserves						503,028		(503,028)
Change of the capital from non-controlling interest shareholders		231,055							231,055
Gain from JD Digits reorganization		14,180,835			14,193,481				(12,646)
Balance at Dec. 31, 2017		52,388,703	¥ 377	¥ (4,457,608)	76,254,607	635,966	1,842,081	(22,234,609)	347,889
Balance (in shares) at Dec. 31, 2017 | shares			2,938,708,899	(86,045,470)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		3,531,870	¥ 3		3,531,867
Issuance of ordinary shares (in shares) | shares			27,106,948
Repurchase of ordinary shares		(205,886)		¥ (205,886)
Repurchase of ordinary shares (in shares) | shares				(2,792,400)
Accretion of convertible redeemable non-controlling interests		(2,492)						(2,492)
Exercise of share-based awards		37,190		¥ 67,982	(30,792)
Exercise of share-based awards (in shares) | shares				1,077,036
Share-based compensation and vesting of share-based awards		3,659,989		¥ 811,783	2,447,238				400,968
Share-based compensation and vesting of share-based awards (in shares) | shares				16,241,342
Net income/(loss)		(2,800,550)						(2,489,141)	(311,409)
Foreign currency translation adjustments		2,696,784					2,696,784
Net change in unrealized gains/(losses) on available-for-sale debt securities		(23,127)					(23,127)
Statutory reserves						764,446		(764,446)
Change of the capital from non-controlling interest shareholders		658,439							658,439
Share of changes in the equity investee's capital accounts		629,975			629,975
Balance at Dec. 31, 2018		60,866,860	¥ 380	¥ (3,783,729)	82,832,895	1,400,412	3,359,096	(24,038,081)	1,095,887
Balance (in shares) at Dec. 31, 2018 | shares			2,965,815,847	(71,519,492)
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting principles related to revenue recognition and financial instruments		295,965					(1,156,642)	1,452,607
Issuance of ordinary shares		759,195	¥ 1		759,194
Issuance of ordinary shares (in shares) | shares			8,127,302
Repurchase of ordinary shares		(131,010)		¥ (131,010)
Repurchase of ordinary shares (in shares) | shares				(1,871,696)
Accretion of convertible redeemable non-controlling interests		(3,100)						(3,100)
Exercise of share-based awards		120,437		¥ 210,336	(79,352)				(10,547)
Exercise of share-based awards (in shares) | shares				3,299,962
Share-based compensation and vesting of share-based awards		3,694,955		¥ 1,174,237	1,948,609				572,109
Share-based compensation and vesting of share-based awards (in shares) | shares				20,463,340
Net income/(loss)	$ 1,707,904	11,890,092						12,187,255	(297,163)
Foreign currency translation adjustments		793,671					749,865		43,806
Net change in unrealized gains/(losses) on available-for-sale debt securities	7,783	54,186					54,186
Statutory reserves						58,753		(58,753)
Change of the capital from non-controlling interest shareholders		6,628,506			5,228,721				1,399,785
Share of changes in the equity investee's capital accounts		(13,945)			(13,945)
Balance at Dec. 31, 2019	$ 12,160,627	¥ 84,659,847	¥ 381	¥ (2,530,166)	¥ 90,676,122	¥ 1,459,165	¥ 4,163,147	¥ (11,912,679)	¥ 2,803,877
Balance (in shares) at Dec. 31, 2019 | shares			2,973,943,149	(49,627,886)